Disclosures on Individual Items of the Financial Statements (Details) - Schedule of other operating expense - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of other operating expense [Abstract]
Warranties	€ 5,253	€ 1,976
Expenses from disposal of assets	36	70	156
Expenses due to subsequent events	5	27
Other expenses	66	46	124
Compensation	42	105	830
Total	€ 5,402	€ 2,224	€ 1,110